41. Subsequent events (Details Narrative) R$ in Thousands	Apr. 30, 2021 BRL (R$)	Feb. 01, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of non-adjusting events after reporting period [line items]
Assets			R$ 41,654,417	R$ 40,348,924
Events after reporting period [member] | Credit Agreement [member] | Banks BNP and Bank of Nova Scotia [member]
Disclosure of non-adjusting events after reporting period [line items]
Nominal amount	R$ 1,100,000
Term of agreement	3 years
Events after reporting period [member] | Banco C6 S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		1.40%
Number of bank accounts | Number		4,000,000
Assets		R$ 5,300,000
Payment platform per month.		R$ 1,500,000